Financial Instruments Risk Management - Schedule of Financial Assets Subject to Fixed or Variable Interest Rates (Details) - GBP (£) £ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Financial Instruments By Type Of Interest Rate [Line Items]
Cash and cash equivalents	£ 24,251	£ 6,749	£ 17,225	£ 41,912
Financial Assets at Short Term Fixed Rates [member]
Disclosure Of Financial Instruments By Type Of Interest Rate [Line Items]
Cash and cash equivalents	5,870	0
Financial Assets at Variable Rates [member]
Disclosure Of Financial Instruments By Type Of Interest Rate [Line Items]
Cash and cash equivalents	15,395	2,790
Non-Interest Bearing Cash Balances [member]
Disclosure Of Financial Instruments By Type Of Interest Rate [Line Items]
Cash and cash equivalents	£ 2,986	£ 3,959